SEGMENTS - Reconciliation of consolidated totals to segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENTS
Income (loss) before income taxes	$ (1,903)	$ (1,760)	$ (573)
Workforce rebalancing charges	39	918	159
Transaction-related costs	627	21
Stock-based compensation	71	64	51
Impairment expense	469
Interest expense	64	63	76
Depreciation expense	1,300	1,445	1,469
Amortization expense	1,314	1,408	1,335
Corporate expense not allocated to the segments	154	153	144
Other adjustments	88	27	50
Segment adjusted EBITDA	$ 2,223	$ 2,337	$ 2,710